ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2018
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	As of March 31,
	2017	2018

Accounts receivable	$93,837	$172,401
Less: allowance for doubtful accounts	14,261	23,142

Accounts receivable, net	$79,576	$149,259

Movement of allowance for doubtful accounts is as follows:

	As of March 31,
	2016	2017	2018

Balance at beginning of year	$8,055	$14,329	$14,261
Charge to expenses	8,509	6,136	7,317
Write off	(1,822)	(5,170)	—
Exchange difference	(413)	(1,034)	1,564

Balance at end of year	$14,329	$14,261	$23,142